EQUITY - Share premium (Details) - TRY (₺)					12 Months Ended
	Jul. 06, 2021	Jul. 05, 2021	Dec. 31, 2019	Jun. 24, 2019	Dec. 31, 2021	Dec. 31, 2019	May 25, 2021	Dec. 31, 2020
Share capital
Share premium					₺ 4,260,737,000			₺ 187,465,000
Number of shares issued		325,998,000			325,998,290		284,328,290	56,865,658
Nominal value per share				₺ 1	₺ 0.20		₺ 0.20	₺ 1
Capital increase				₺ 180,000,009	₺ 4,081,606,000	₺ 180,041,000
Capital increase including cost	₺ 4,116,204,000
Increase (decrease) in number of ordinary shares issued				10,727,492
Share capital		₺ 65,200,000			65,200,000			₺ 56,866,000
Transaction costs directly related to shares offering	54,178,000
Class B common stock
Share capital
Nominal value per share		₺ 0.2
Increase (decrease) in number of ordinary shares issued		41,670,000
Share capital
Share capital
Capital increase		₺ 8,334,000		₺ 10,727,492	8,334,000	10,728,000
Capital increase including cost	8,334,000
Share premium
Share capital
Capital increase	4,073,272,000		₺ 40,002	₺ 169,272,517	₺ 4,073,272,000	₺ 169,313,000
Capital increase including cost		₺ 4,107,870,000
Transaction cost	₺ 34,598,000